Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
WARRANTS

 Note 9: Warrants

As discussed in Note 8, the Company issued warrants during the nine months ended September 30, 2013. The following summarizes the warrant activity for the nine months ended September 30, 2013:
		Weighted- Average	Weighted- Average Remaining
	Number of	Exercise	Contractual Term	Intrinsic
	Units	Price	(in years)	value
Outstanding at December 31, 2012	342,000	$0.01
Grants	9,879,036	0.70
Outstanding at September 30, 2013	10,221,036	$0.67	2.2	$102,375
Exercisable at September 30, 2013	10,221,036	$0.67	2.2	$102,375
The weighted-average grant date fair value for the nine months ended September 30, 2013 equaled $0.91 per share.
On January 30, 2013, the Company issued 4,000,000 warrants to Hartford Equity, Inc. in conjunction with the $2,000,000 Financing Agreement discussed within Note 8. The grant-date fair value of these warrants was $914,388, which was calculated based on a pro-rata allocation of the grant-date fair value of the stock and warrants related to the $2,000,000 Financing Agreement to the proceeds received of $2,000,000.
During February and March 2013, the Company issued a total of 1,000,000 warrants to Newmarket Traders LTD as discussed within Note 8. The grant-date fair value of these warrants was $224,298; which was calculated based on a pro-rata allocation of the grant-date fair value of the stock and warrants related to the $500,000 Financing Agreement to the proceeds received of $500,000.
In July, 2013, the Company issued a total of 714,286 warrants at an exercise price of $0.65 per share, and exercisable over a five year term relating to a $200,000 financing and security agreement and secured a convertible promissory note dated June 20, 2013 discussed in Note 7. The grant date fair value of the warrants issued was $249,638. A debt discount of $200,000 was recorded to reflect a beneficial conversion feature and warrants associated with the cash received, of which $9,205 was accreted to interest expense.
During the three months ended September 30, 2013, the Company issued 3,000 and 19,500 warrants to a related party lender and third party lender, respectively. During the nine months ended September 30, 2013 the Company issued 9,000 and 58,500 warrants to a related party lender and third party lender, respectively. The issuances were related to outstanding notes payable agreements with warrant features stating that for every $10 outstanding at the end of each calendar month the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The grant-date fair value of these warrants was $6,150 and $37,725, for the three and nine months ended September 30, 2013, respectively, which was recorded as a debt discount. During the three and nine months ended September 30, 2013, $1,354 and $11,847 of this debt discount was accreted to interest expense, respectively.
During the three and nine months ended September 30, 2013, the Company issued 1,833,611 and 2,210,884 warrants, respectively, relating to a $1.5 million securities purchase agreement with UFF entered into on May 16, 2013. The issuances were related to proceeds received of $806,789 and $972,789 for the three and nine months ended September 2013, respectively. Pursuant to the agreement, the Company receives cash in exchange for the issuance of 2,727,273 units at a price of $0.55 per unit. Each unit consists of one share of common stock and a warrant to purchase 1.25 shares of the Company’s common stock at an exercise price equal to $0.65 per share, exercisable over five years. The grant date fair value of the warrants issued for the three and nine months ended September 30, 2013 was $442,994 and $531,031, respectively, which was calculated on a pro-rata allocation of the grant date fair value of the stock and warrants related to the $1.5 million securities agreement.
During the three and nine months ended September 30, 2013, the Company issued 1,509,091 and 1,886,364 warrants, respectively, relating to a $1.5 million financing and security agreement and a secured convertible subordinated promissory note with UFF entered into on May 20, 2013. The issuances were related to proceeds received of $664,000 and $830,000 for the three and nine months ended September 30, 2013, respectively. The grant date fair value of the warrants issued for the three and nine months ended September 30, 2013 was $298,041 and $411,599, respectively, of which $205,582 and $301,206, was allocated as a debt discount and beneficial conversion for the three and nine months ended September 2013, respectively. During the three and nine months ended September 30, 2013, $10,488 and $11,285, of this debt discount was accreted to interest expense, respectively.
The warrants issued during the nine months ended September 30, 2013 were valued using the Black-Scholes pricing model with the following range of assumptions:
Black-Scholes Pricing Model Assumptions
Exercise price	$0.01 - $0.75
Stock price	$0.26 - $1.37
Volatility	153.81% - 205.42%
Risk-free interest rate	0.20% - 1.78%
Expected Term	1.5 - 5 years

NOTE 9 — WARRANTS

The following summarizes the warrant activity for the year ended December 31, 2012:
		Weighted-	Weighted-
	Number	Average	Average Remaining Contractual
	of	Exercise	Term	Intrinsic
	Units	Price	(in years)	value
Outstanding at December 31, 2011	—	$—	—	$—
Grants	342,000	$0.01
Outstanding at December 31, 2012	342,000	0.01	4.6	$246,240
Exercisable at December 31, 2012	342,000	$0.01	4.6	$246,240
Throughout 2012, the Company entered into several note payable agreements that included detachable warrants with no vesting requirements, as discussed in Note 8. The weighted-average grant-date fair value of warrants granted during the year ended December 31, 2012 was $423. The total fair value of warrants granted and vested during the year ended December 31, 2012 was $25,565; which was recorded as a debt discount by the Company. During the year ended December 31, 2012, $16,351 of the discount was accreted to interest expense. The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the following assumptions:
Exercise price	$0.01
Stock price	$0.00 - $0.72
Volatility	127.5% - 159.8%
Risk-free interest rate	0.26% - 0.34%
Expected Term	2.5 years